Discontinued Operations - Cash Flow Information of Discontinued Operations (Detail) - Discontinued Operations: MixRadio Limited [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	¥ 0	¥ 18	¥ (136)
Investing	0
Financing	(103)	(353)
Net cash outflow	¥ (103)	¥ (335)	¥ (136)